UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C.  20549

                          FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Lafayette Investments, Inc.
Address: 17830 New Hampshire Avenue
	 Suite 103
	 Ashton, MD  20861

13F File Number:  028-11053

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:	Lawrence Judge
Title:	Vice President
Phone:	301-570-1250
Signature, Place, and Date of Signing:

    Lawrence Judge	Ashton, MD    August 14, 2006


Report Type (Check only one.):

[X]	    13F HOLDINGS REPORT.

[ ]	    13F NOTICE.

[ ]	    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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		    FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		66

Form 13F Information Table Value Total:		116,754



List of Other Included Managers:

NONE
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

					 	Value 	 Shares/Sh/Put/	Invstmt	Other	VOTING AUTHORITY
Name of Issuer	Title of Class	Cusip	 	(x1000)	 Prn AmtPrnCall	Dscretn	Mgrs	Sole	Shared	None
Alerus Finl Corp Com	COM	01446u-10-3	288	9512	SH	Sole				9512
Alico Inc		COM	016230-10-4	354	6422	SH	Sole				6422
Alleghany Corp		COM	017175-10-0	2151	7782	SH	Sole				7782
Allergan		COM	018490-10-2	644	6000	SH	Sole				6000
Allstate Corp		COM	020002-10-1	283	5163	SH	Sole				5163
Altria Group Inc.	COM	02209s-10-3	282	3840	SH	Sole				3840
Anheuser Busch Cos Inc	COM	035229-10-3	4457	97773	SH	Sole				97773
Archstone Smith Tr Com	COM	039583-10-9	784	15405	SH	Sole				15405
ADP Inc			COM	053015-10-3	1865	41122	SH	Sole				41122
Bank Of Amer Corp	COM	060505-10-4	445	9257	SH	Sole				9257
BB&T Corp		COM	054937-10-7	256	6158	SH	Sole				6158
Beckman Coulter		COM	075811-10-9	232	4184	SH	Sole				4184
Bell South Corp		COM	079860-10-2	326	9017	SH	Sole				9017
Berkshire Hath Inc-Cl A	COM	084670-10-8	733	8	SH	Sole				8
Berkshire Hath Inc-Cl B	COM	084670-20-7	8949	2941	SH	Sole				2941
BP Amoco P L C Spr Adr	COM	055622-10-4	240	3450	SH	Sole				3450
Carramerica Rlty Corp	COM	144418-10-0	405	9100	SH	Sole				9100
Citigroup Inc		COM	172967-10-1	963	19967	SH	Sole				19967
Columbia Equity Tr Inc 	COM	197627-10-2	633	41225	SH	Sole				41225
Dell Computer Corp Com	COM	24702r-10-1	4006	163765	SH	Sole				163765
Dover Corp Com		COM	260003-10-8	675	13658	SH	Sole				13658
Dover Motorsports Inc	COM	260174-10-7	610	103974	SH	Sole				103974
Exxon Mobil Corp	COM	30231g-10-2	2650	43187	SH	Sole				43187
Farmer Bros Corp	COM	307675-10-8	1815	83740	SH	Sole				83740
Farmers & Merchants Bk 	COM	308243-10-4	358	62	SH	Sole				62
First Natl Bk Alaska 	COM	32112J-10-6	1911	920	SH	Sole				920
General Electric Corp	COM	369604-10-3	887	26904	SH	Sole				26904
Genuine Parts Co Com	COM	372460-10-5	3108	74611	SH	Sole				74611
Gladstone Capital Corp 	COM	376535-10-0	2582	120716	SH	Sole				120716
Glaxo Holdings Plc	COM	37733w-10-5	2727	48878	SH	Sole				48878
Hasbro Inc Com		COM	418056-10-7	3456	190851	SH	Sole				190851
Home Depot Inc Com	COM	437076-10-2	3470	96945	SH	Sole				96945
IHOP Corp Com		COM	449623-10-7	632	13136	SH	Sole				13136
Intnt'l Spdwy Cl A	COM	460335-20-1	3176	68493	SH	Sole				68493
Johnson & Johnson	COM	478160-10-4	839	14010	SH	Sole				14010
Kaydon Corp Com		COM	486587-10-8	1065	28533	SH	Sole				28533
Leucadia National Corp	COM	527288-10-4	2577	88270	SH	Sole				88270
Markel Corp Com		COM	570535-10-4	8398	24203	SH	Sole				24203
Marsh & McLennan Cos 	COM	571748-10-2	2285	84986	SH	Sole				84986
McClatchy Co Cl A	COM	579489-10-5	923	23016	SH	Sole				23016
Mercantile Bankshares	COM	587405-10-1	2355	66025	SH	Sole				66025
Morgan Stanley & Co	COM	617446-44-8	294	4644	SH	Sole				4644
Nestle Sa-Adr Repstg	ADR	641069-40-6	724	9300	SH	Sole				9300
Norfolk Southern Corp	COM	655844-10-8	3376	63438	SH	Sole				63438
Paychex Inc		COM	704326-10-7	524	13438	SH	Sole				13438
Pepsico Inc		COM	713448-10-8	279	4644	SH	Sole				4644
Plum Creek Timber Dep	COM	729251-10-8	2885	81258	SH	Sole				81258
Procter & Gamble Co	COM	742718-10-9	252	4538	SH	Sole				4538
Provident Finl Svcs Inc	COM	74386T-10-5	826	45993	SH	Sole				45993
Royal Dutch Shell Plc 	COM	780257-80-4	1016	15164	SH	Sole				15164
Royce Value Trust	COM	780910-10-5	664	34296	SH	Sole				34296
Sandy Spring Bancorp 	COM	800363-10-3	1826	50629	SH	Sole				50629
SPDR Tr Unit 1 Ser	COM	78462f-10-3	588	4623	SH	Sole				4623
St Joe Corporation	COM	790148-10-0	315	6771	SH	Sole				6771
Suntrust Bks Inc Com	COM	867914-10-3	219	2867	SH	Sole				2867
Tyco Intl Ltd New Com	COM	902124-10-6	4138	150466	SH	Sole				150466
UST Inc.		COM	902911-10-6	391	8660	SH	Sole				8660
V F Corp Com		COM	918204-10-8	4063	59820	SH	Sole				59820
Verizon Communications 	COM	92343v-10-4	324	9660	SH	Sole				9660
Wal Mart Stores Inc Com	COM	931142-10-3	4385	91032	SH	Sole				91032
Walt Disney Holding Co	COM	254687-10-6	4871	162360	SH	Sole				162360
Washington Mutual Ins.	COM	939322-10-3	3774	82791	SH	Sole				82791
Washington Post Co Cl B	COM	939640-10-8	4167	5343	SH	Sole				5343
Washington Real Est Inv COM	939653-10-1	285	7775	SH	Sole				7775
Wells Fargo & Co (new)	COM	949746-10-1	1231	18350	SH	Sole				18350
Wyeth			COM	983024-10-0	542	12200	SH	Sole				12200

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